SEGMENT REPORTING (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
SEGMENT REPORTING
Reportable segment | segment	1
US | Land and Building
SEGMENT REPORTING
Long-Lived Assets | $	$ 57,643	$ 58,671